UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 152 West 57th Street
         37th Floor
         New York, New York  10019

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $452,038 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STL HLDG CORP               COM              001547108    12937   553100 SH       SOLE                   553100
ALCATEL-LUCENT                 SPONSORED ADR    013904305    16372  1385100 SH       SOLE                  1385100
BLOCKBUSTER INC                CL A             093679108    13807  2143900 SH       SOLE                  2143900
BORDERS GROUP INC              COM              099709107    28451  1393300 SH       SOLE                  1393300
BRUNSWICK CORP                 COM              117043109    20196   634100 SH       SOLE                   634100
CARMIKE CINEMAS INC            COM              143436400    27172  1171200 SH       SOLE                  1171200
CHEMTURA CORP                  COM              163893100     6731   615800 SH       SOLE                   615800
EARTHLINK INC                  COM              270321102     1654   225000 SH       SOLE                   225000
EMMIS COMMUNICATIONS CORP      CL A             291525103     3043   360500 SH       SOLE                   360500
FIRST DATA CORP                COM              319963104    15416   573100 SH       SOLE                   573100
GLATFELTER                     COM              377316104     6376   427600 SH       SOLE                   427600
HARTMARX CORP                  COM              417119104     6657   899605 SH       SOLE                   899605
HEWITT ASSOCS INC              COM              42822Q100    15173   519100 SH       SOLE                   519100
HOME DEPOT INC                 COM              437076102    16362   445358 SH       SOLE                   445358
LIBERTY GLOBAL INC             COM SER A        530555101    10350   314300 SH       SOLE                   314300
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104     2873   120630 SH       SOLE                   120630
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    15726   142200 SH       SOLE                   142200
MAGNA INTL INC                 CL A             559222401     9847   131100 SH       SOLE                   131100
MICROSOFT CORP                 COM              594918104     8545   306600 SH       SOLE                   306600
MILACRON INC                   COM              598709103     2128  3223700 SH       SOLE                  3223700
POLYONE CORP                   COM              73179P106    24607  4033900 SH       SOLE                  4033900
RADIO ONE INC                  CL D NON VTG     75040P405    33852  5240222 SH       SOLE                  5240222
REDENVELOPE INC                COM              75733R601    10547  1308550 SH       SOLE                  1308550
REGAL ENTMT GROUP              CL A             758766109    13679   688400 SH       SOLE                   688400
RELIANCE STEEL & ALUMINUM CO   COM              759509102     8751   180800 SH       SOLE                   180800
SANMINA SCI CORP               COM              800907107    14303  3951200 SH       SOLE                  3951200
SCHULMAN A INC                 COM              808194104    16258   690078 SH       SOLE                   690078
STEEL DYNAMICS INC             COM              858119100     9155   211923 SH       SOLE                   211923
TNS INC                        COM              872960109    16783  1043100 SH       SOLE                  1043100
VALUEVISION MEDIA INC          CL A             92047K107    37363  3022860 SH       SOLE                  3022860
VISTACARE INC                  CL A             92839Y109     5838   671079 SH       SOLE                   671079
YAHOO INC                      COM              984332106    21086   673892 SH       SOLE                   673892